Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000240297
Shareholder Report [Line Items]
Fund Name	Hypatia Women CEO ETF
Trading Symbol	WCEO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Hypatia Women CEO ETF for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wceoetf.com/. You can also request this information by contacting us at 1-888-338-3166.
Additional Information Phone Number	1-888-338-3166
Additional Information Website	https://www.wceoetf.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hypatia Women CEO ETF	$46	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85% [1]
AssetsNet	$ 7,504,541
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 25,483
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$7,504,541
Number of Portfolio Holdings	157
Advisory Fee	$25,483
Portfolio Turnover	22%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%
Rights	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Utilities	2.1%
Consumer Staples	3.5%
Communications	4.4%
Energy	5.6%
Materials	5.4%
Real Estate	6.8%
Health Care	11.3%
Consumer Discretionary	13.0%
Industrials	15.3%
Financials	15.9%
Technology	16.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
International Seaways, Inc.	1.1%
Kinder Morgan, Inc.	1.1%
Occidental Petroleum Corporation	1.1%
Solaris Oilfield Infrastructure, Inc.	1.1%
Marathon Petroleum Corporation	1.1%
Arista Networks, Inc.	1.0%
Power Integrations, Inc.	1.0%
Insight Enterprises, Inc.	1.0%
CDW Corporation	1.0%
Flex Ltd.	1.0%

[1]	Annualized